Income Taxes (OneMain Holdings Inc) (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of components of benefit from income taxes	The components of the income tax provision for fiscal year 2015 and 2014 were as follows:
	2015	2014
Current
Federal	$0	$0
State	0	0
	0	0
Deferred
Federal	0	0
State	0	0
	0	0

Total	$0	$0

Schedule of reconciliations of statutory federal income tax rate to effective tax rate

A reconciliation of the expected income tax (benefit) computed using the federal statutory income tax rate to the Company’s effective income tax rate is as follows for fiscal year 2015 and 2014:

	2015	2014
Income tax computed at federal statutory tax rate	-34.0%	-34.0%
Non-deductible expenses	0.0	0.6
Change in Valuation allowance	34.0	33.4
Total	0%	0%

Schedule of components of deferred tax assets and liabilities

Significant components of the Company’s deferred tax assets and liabilities for income taxes for the fiscal years ended December 31, 2015 and 2014 are as follows:

	2015	2014
Deferred tax assets
Provision for credit losses	$335,000	$200,000
Deferred rent	4,000	10,000
Intangible assets	425,000	460,000
Net Operating loss carryforwards	5,650,000	3,800,000
Total deferred tax assets	6,414,000	4,470,000
Less: Valuation allowance	(6,414,000)	(4,470,000)
Net deferred tax assets	$0	$0

OneMain Holdings Inc [Member]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]

Components of income (loss) before provision for (benefit from) income taxes were as follows:

(dollars in millions)
Years Ended December 31,	2015	2014	2013

Income (loss) before provision for (benefit from) income taxes - U.S. operations	$(281)	$903	$82
Income (loss) before provision for (benefit from) income taxes - foreign operations	12	2	(4)
Total	$(269)	$905	$78

Schedule of components of benefit from income taxes

Components of provision for (benefit from) income taxes were as follows:

(dollars in millions)
Years Ended December 31,	2015	2014	2013

Current:
Federal	$59	$257	$96
Foreign	1	—	1
State	5	20	6
Total current	65	277	103

Deferred:
Federal	(180)	19	(107)
Foreign	—	—	1
State	(32)	1	(13)
Total deferred	(212)	20	(119)
Total	$(147)	$297	$(16)

Schedule of reconciliations of statutory federal income tax rate to effective tax rate

Reconciliations of the statutory federal income tax rate to the effective tax rate were as follows:

Years Ended December 31,	2015	2014	2013

Statutory federal income tax rate	35.00%	35.00%	35.00%

Non-controlling interests	15.52	(3.98)	(51.01)
State income taxes, net of federal	6.41	1.49	(5.55)
Foreign operations	—	0.38	4.69
Interest and penalties on prior year tax returns	—	(0.10)	7.67
Nontaxable investment income	0.17	(0.10)	(1.94)
Change in tax status	—	—	(14.64)
Nondeductible compensation	(2.01)	—	3.49
Other, net	(0.50)	0.15	1.42
Effective income tax rate	54.59%	32.84%	(20.87)%

Schedule of reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax obligation

A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax obligation (all of which would affect the effective tax rate if recognized) is as follows:

(dollars in millions)
Years Ended December 31,	2015	2014	2013

Balance at beginning of year	$4	$2	$2
Increases in tax positions for prior years	4	3	—
Decreases in tax positions for prior years	(2)	—	—
Increases in tax positions for current years	10	—	—
Lapse in statute of limitations	—	(1)	—
Settlements with tax authorities	(1)	—	—
Balance at end of year	$15	$4	$2

Schedule of components of deferred tax assets and liabilities

Components of deferred tax assets and liabilities were as follows:

(dollars in millions)
December 31,	2015	2014

Deferred tax assets:
Allowance for loan losses	$221	$80
State taxes, net of federal	42	22
Pension/employee benefits	37	26
Joint venture	27	12
Capital loss carryforward	27	—
Net operating losses and tax attributes	16	19
Deferred insurance commissions	12	3
Acquisition costs	10	—
Legal and warranty reserve	6	10
Payment protection insurance liability	2	5
Other	19	5
Total	419	182

Deferred tax liabilities:
Debt writedown	121	194
Impact of tax accounting method change	76	—
Discount - debt exchange	20	23
Mark-to-market	17	47
Other intangible assets	12	7
Insurance reserves	11	10
Goodwill	5	—
Other	—	5
Total	262	286

Net deferred tax assets (liabilities) before valuation allowance	157	(104)
Valuation allowance	(38)	(44)
Net deferred tax assets (liabilities)	$119	$(148)